Annual Total Returns - FidelityGrowthStrategiesFund-KPRO - FidelityGrowthStrategiesFund-KPRO - Fidelity Growth Strategies Fund - Fidelity Growth Strategies Fund - Class K	Jan. 29, 2024
Bar Chart Table:
Annual Return 2014	13.94%
Annual Return 2015	3.34%
Annual Return 2016	2.85%
Annual Return 2017	21.68%
Annual Return 2018	(6.81%)
Annual Return 2019	36.75%
Annual Return 2020	29.56%
Annual Return 2021	21.55%
Annual Return 2022	(26.41%)
Annual Return 2023	21.07%